Vanguard Core Bond Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated January 25, 2019

Effective immediately, Arvind Narayanan replaces Gemma Wright-Casparius as a co-portfolio manager of the Vanguard Core Bond Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text for Gemma Wright-Casparius under the heading "Investment Advisors" in the Fund Summary section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following replaces similar text for Gemma Wright-Casparius under the heading "Investment Advisors" in the More on the Fund section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Fund since November 2019. Education: B.A., Goucher College; M.B.A., New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1320 112019

Vanguard Emerging Markets Bond Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated January 25, 2019

Effective immediately, Mauro Favini is added as a co-portfolio manager of Vanguard Emerging Markets Bond Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Fund Summary section:

Mauro Favini, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Fund section:

Mauro Favini, Portfolio Manager at Vanguard. He has been with Vanguard since 2017, has worked in investment management since 2008, has managed investment portfolios since 2015, and has co-managed the Fund since November 2019. Education: B.A., City University of New York, Hunter College.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1431 112019

Vanguard Institutional Short-Term Bond Fund Vanguard Institutional Intermediate-Term Bond Fund

Supplement Dated November 19, 2019, to the Prospectus and Summary Prospectus Dated January 25, 2019

Effective immediately, Arvind Narayanan replaces Brian Quigley as a co-portfolio manager of Vanguard Institutional Short-Term Bond Fund and Gemma Wright- Casparius as a co-portfolio manager of Vanguard Institutional Intermediate-Term Bond Fund. The Funds' investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text for Brian Quigley under the heading "Investment Advisors" in the Fund Summary section for Vanguard Institutional Short-Term Bond Fund:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

The following replaces similar text for Gemma Wright-Casparius under the heading "Investment Advisors" in the Fund Summary section for Vanguard Institutional Intermediate-Term Bond Fund:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2019.

Prospectus Text Changes

The following replaces similar text for Brian Quigley and Gemma Wright- Casparius under the heading "Investment Advisors" in the More on the Funds section:

Arvind Narayanan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since February 2019, has worked in investment management since 2002, has managed investment portfolios since 2006, and has co-managed the Funds since November 2019. Education: B.A., Goucher College; M.B.A., New York University.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 472 112019

Vanguard Malvern Funds

Vanguard Institutional Short-Term Bond Fund, Vanguard Institutional Intermediate-Term Bond Fund, Vanguard Core Bond Fund, and Vanguard Emerging Markets Bond Fund

Supplement Dated November 19, 2019, to the Statement of Additional Information Dated January 25, 2019

Effective immediately, Arvind Narayanan replaces Brian Quigley as a co-portfolio manager of Vanguard Institutional Short- Term Bond Fund and Gemma Wright-Casparius as a co-portfolio manager of Vanguard Institutional Intermediate-Term Bond Fund and Vanguard Core Bond Fund. The Funds' investment objectives, strategies, and policies remain unchanged.

Effective immediately, Mauro Favini is added as a co-portfolio manager of Vanguard Emerging Markets Bond Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

1. Other Accounts Managed

In the Investment Advisory and Other Services section, the following replaces the language found in the "Other Accounts Managed" sub-section on page B-52:

James P. Stetler and Binbin Guo co-manage Vanguard U.S. Value Fund; as of September 30, 2018, the Fund held assets of $1.7 billion. As of September 30, 2018, Mr. Stetler and Mr. Guo also co-managed 11 other registered investment companies with total assets of $152 billion (none of which had advisory fees based on account performance). As of September 30, 2018, Mr. Guo also managed 1 other pooled investment vehicle with total assets of $279 million (advisory fee not based on account performance).

Joshua C. Barrickman manages Vanguard Short-Term Inflation-Protected Securities Index Fund; as of September 30, 2018, the Fund held assets of $26.7 billion. As of September 30, 2018, Mr. Barrickman also managed 20 other registered investment companies with total assets of $684 billion (none of which had advisory fees based on account performance).

Brian W. Quigley co-manages Vanguard Institutional Intermediate-Term Bond Fund and Vanguard Core Bond Fund; as of September 30, 2018, the Funds collectively held assets of $17.5 billion. As of September 30, 2018, Mr. Quigley managed 1 other registered investment company with total assets of $4.5 billion (advisory fee not based on account performance).

Samuel C. Martinez co-manages Vanguard Institutional Short-Term Bond Fund, Vanguard Institutional Intermediate-Term Bond Fund, and Vanguard Core Bond Fund; as of September 30, 2018, the Funds collectively held assets of $25.3 billion. As of September 30, 2018, Mr. Martinez co-managed 6 other registered investment companies with total assets of $112 billion (advisory fees not based on account performance).

Daniel Shaykevich manages Vanguard Emerging Markets Bond Fund; as of September 30, 2018, the Fund held assets of $101 million. Mr. Shaykevich co-manages Vanguard Institutional Short-Term Bond Fund, Vanguard Institutional Intermediate-Term Bond Fund, and Vanguard Core Bond Fund; as of September 30, 2018, the Funds collectively held assets of $25.3 billion. As of September 30, 2018, Mr. Shaykevich co-managed 6 other registered investment companies with total assets of $112 million (advisory fees not based on account performance).

Arvind Narayanan co-manages Vanguard Institutional Short-Term Bond Fund, Vanguard Institutional Intermediate-Term Bond Fund, and Vanguard Core Bond Fund; as of September 30, 2018, the Funds collectively held assets of $25.3 billion. As of September 30, 2019, Mr. Narayanan did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

Mauro Favini co-manages Vanguard Emerging Markets Bond Fund; as of September 30, 2018, the Fund held assets of $101 million. As of September 30, 2019, Mr. Favini did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

Within the same section, the following is added in the "Ownership of Securities" sub-section on page B-53:

As of September 30, 2019, Mr. Narayanan did not own shares of Vanguard Institutional Short-Term Bond Fund, Vanguard Institutional Intermediate-Term Bond Fund, and Vanguard Core Bond Fund.

As of September 30, 2019, Mr. Favini did not own shares of Vanguard Core Bond Fund.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 078A 112019